CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	¥ 59,491,865	$ 9,117,527	¥ 30,141,886	¥ 13,119,990
Costs of revenues (including services received from related parties of RMB1,042,630, RMB1,424,786 and RMB4,570,292 (US$700,427) for the years ended December 31, 2018, 2019 and 2020, respectively)	(19,278,641)	(2,954,581)	(6,338,778)	(2,905,249)
Gross profit	40,213,224	6,162,946	23,803,108	10,214,741
Sales and marketing expenses (including services received from a related party of nil, nil and RMB4,166,230 (US$638,503) for the years ended December 31, 2018, 2019 and 2020, respectively)	(41,194,599)	(6,313,349)	(27,174,249)	(13,441,813)
General and administrative expenses	(1,507,297)	(231,003)	(1,296,712)	(6,456,612)
Research and development expenses (including services received from related parties of RMB223,732, RMB873,288 and RMB1,850,321 (US$283,574) for the years ended December 31, 2018, 2019 and 2020, respectively)	(6,891,653)	(1,056,192)	(3,870,358)	(1,116,057)
Total operating expenses	(49,593,549)	(7,600,544)	(32,341,319)	(21,014,482)
Operating loss	(9,380,325)	(1,437,598)	(8,538,211)	(10,799,741)
Interest and investment income, net	2,455,366	376,301	1,541,825	584,940
Interest expenses	(757,336)	(116,067)	(145,858)
Foreign exchange gain	225,197	34,513	63,179	10,037
Other (loss)/income, net	193,702	29,686	82,786	(12,361)
Loss before income tax and share of results of equity investees	(7,263,396)	(1,113,165)	(6,996,279)	(10,217,125)
Income tax expenses	0	0	0	0
Share of results of equity investees	83,654	12,821	28,676
Net loss	(7,179,742)	(1,100,344)	(6,967,603)	(10,217,125)
Deemed distribution to certain holders of convertible preferred shares | ¥				(80,496)
Net loss attributable to ordinary shareholders	¥ (7,179,742)	$ (1,100,344)	¥ (6,967,603)	¥ (10,297,621)
Loss per share:
Basic | (per share)	¥ (1.51)	$ (0.23)	¥ (1.51)	¥ (3.47)
Diluted | (per share)	¥ (1.51)	$ (0.23)	¥ (1.51)	¥ (3.47)
Shares used in loss per share computation:
Basic	4,768,343,300	4,768,343,300	4,627,278,394	2,968,319,549
Diluted	4,768,343,300	4,768,343,300	4,627,278,394	2,968,319,549
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	¥ (2,495,958)	$ (382,522)	¥ 412,447	¥ 1,058,884
Comprehensive loss	¥ (9,675,700)	$ (1,482,866)	¥ (6,555,156)	¥ (9,158,241)